Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 46,158	$ 62,852
Reductions related to interest and currency translation	(111)	(4,432)
Additions based on tax positions taken during a prior period	373	9,792
Reductions related to tax positions taken during a prior period	(1,925)	(358)
Reductions related to settlement of tax matters	(1,128)	(21,453)
Additions based on tax positions taken during the current period	8,920	1,441
Reductions related to a lapse of applicable statute of limitation	(2,473)	(1,684)
Balance at the end of the year	$ 49,813	$ 46,158